Retirement And Pension Plans (Schedule Of Fair Value Of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	¥ 161,505		¥ 138,986
General Accounts Of Insurance Company
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	24,284		25,293
Cash and Short-term Investments
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	3,321		2,692
Private Equity Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	915	[1]	355	[1]
Financial Institutions | Equity Securities Of Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	7,712		5,448
Other Industries | Equity Securities Of Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	5,682		4,723
Pooled Funds | Equity Securities Of Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	17,505	[2]	14,030	[2]
Pooled Funds | Equity Securities Of Foreign Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	27,740	[2]	22,203	[2]
Pooled Funds | Debt Securities Of Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	57,210	[3]	50,604	[3]
Pooled Funds | Foreign Government Debt Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	17,136	[4]	13,638	[4]
Level 1
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	14,577		11,337
Level 1 | Cash and Short-term Investments
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	1,183		1,166
Level 1 | Financial Institutions | Equity Securities Of Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	7,712		5,448
Level 1 | Other Industries | Equity Securities Of Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	5,682		4,723
Level 2
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	146,766		127,480
Level 2 | General Accounts Of Insurance Company
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	24,284		25,293
Level 2 | Cash and Short-term Investments
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	2,138		1,526
Level 2 | Private Equity Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	753	[1]	186	[1]
Level 2 | Pooled Funds | Equity Securities Of Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	17,505	[2]	14,030	[2]
Level 2 | Pooled Funds | Equity Securities Of Foreign Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	27,740	[2]	22,203	[2]
Level 2 | Pooled Funds | Debt Securities Of Japanese Companies
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	57,210	[3]	50,604	[3]
Level 2 | Pooled Funds | Foreign Government Debt Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	17,136	[4]	13,638	[4]
Level 3
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	162		169
Level 3 | Private Equity Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets	¥ 162	[1]	¥ 169	[1]

[1]	This class includes the pooled funds which invest in private equity.
[2]	These funds are invested in listed equity securities.
[3]	These funds are invested in approximately 89% Japanese government and municipal bonds and 11% Japanese corporate bonds at March 31, 2013, and 88% Japanese government and municipal bonds and 12% Japanese corporate bonds at March 31, 2012.
[4]	These funds are invested in foreign government bonds.